Consolidated Statements of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow provided by (used in) operating activities
Net income (loss) for the year	R$ 865	R$ (1,076)	R$ (276)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred income tax	(38)	(113)	135
Loss on disposal of property and equipment	247	203	148
Depreciation and amortization	833	1,089	1,102
Financial charges	947	1,272	1,154
Share of profit of associates	34	(81)	(112)
Provision for contingencies	675	1,080	246
Share-based expenses	24	29	25
Allowance for doubtful accounts	722	609	556
Allowance for losses on inventory obsolescence and damages	(1)	44	57
Deferred revenue	(394)	(372)	(161)
Other operating (income) expenses	(723)	0	15
Gain on sale of subsidiaries	0	(94)	0
Total	3,191	2,590	2,889
Changes in assets and liabilities
Trade receivables	(2,115)	(1,259)	(434)
Inventories	(1,505)	107	(261)
Recoverable taxes	(321)	(709)	(434)
Other assets	(60)	118	(140)
Related parties	153	(470)	(324)
Restricted deposits for legal proceedings	(366)	(218)	(82)
Trade payables	3,059	(1,486)	2,503
Payroll, related taxes	103	134	159
Taxes and social contributions payable	(127)	55	42
Income taxes and contributions paid	(119)	(132)	(234)
Provision for contingencies	(447)	(415)	(351)
Deferred revenue	(8)	660	750
Other liabilities	148	(279)	397
Dividends and interest on own capital receivable	309	0	152
Total	(1,296)	(3,894)	1,743
Net cash provided by (used in) operating activities	1,895	(1,304)	4,632
Cash flow (used in) provided by investing activities
Purchase of property and equipment	(1,402)	(1,265)	(1,581)
Purchase of intangible assets	(311)	(279)	(404)
Proceeds from sale of property and equipment	121	55	82
Proceeds from sale of subsidiary	0	137	51
Payment by Via Varejo to Cnova’s N.V. for the exchange of shares	0	(47)	0
Net deconsolidated cash related to Cnova NV (discontinued operations)	0	(621)	0
Net cash used in investing activities	(1,592)	(2,020)	(1,852)
Cash flow (used in) provided by financing activities
Capital increase	11	5	14
Proceeds from borrowings and financing	7,789	8,082	6,389
Payments of borrowings and financing	(9,785)	(7,481)	(9,301)
Dividends paid	(101)	(4)	(434)
Installments payments on acquisition of subsidiary	(8)	(79)	(74)
Transactions with non-controlling shareholders	0	0	(4)
Financing with related parties	0	952	404
Net cash flow (used in) provided by financing activities	(2,094)	1,475	(3,006)
Net decrease in cash and cash equivalents	(1,791)	(1,849)	(226)
Cash and cash equivalents at the beginning of the year	9,142	11,015	11,149
Exchange rate in cash and cash equivalents	0	(24)	92
Cash and cash equivalents at the end of the year	7,351	9,142	11,015
Cash and cash equivalents reconciliation:
Cash and cash equivalents as per the cash flow	7,351	9,142	R$ 11,015
Cash and cash equivalents as per the balance sheet	3,792	5,112
Cash included in assets held for sale and discontinued operations	R$ 3,559	R$ 4,030